Investments in Associates and Joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investments in Associates and Joint Ventures
(a)	Investments in associates and joint ventures as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Investments in associates	￦	1,864,509	1,732,833
Investments in joint ventures		2,063,246	2,143,416

	￦	3,927,755	3,876,249

Details of Investments in Associates
(b)	Details of investments in associates as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2019		2020
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	178,691,901,565	36.34	￦	178,787	￦	175,907	175,939
Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd)(*1)	4,507,138	34.00		179,410		161,280	145,092
SNNC	18,130,000	49.00		90,650		142,602	160,332
QSONE Co.,Ltd.	200,000	50.00		84,395		85,887	86,004
Chun-cheon Energy Co., Ltd(*1)	17,308,143	49.10		86,541		56,679	23,913
Western Inland highway CO.,LTD.	9,533,364	29.82		47,667		5,115	45,070
Nextrain Co., Ltd.(*1)	9,904,000	21.26		49,520		41,447	47,364
Keystone NO. 1. Private Equity Fund	22,523,123	52.58		22,523		19,438	—
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	2,008,000	29.53		10,040		17,824	17,137
Daesung Steel	108,038	17.54		14,000		15,375	16,990
PCC Amberstone Private Equity Fund 1	8,657,610,240	8.80		8,540		9,570	9,230
Others (58 companies)(*1)						114,490	117,193

						845,614	844,264

[Foreign]
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		132,907		225,933	199,342
AES-VCM Mong Duong Power Company Limited(*1)	—	30.00		164,303		178,892	158,777
9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.)	114,452,000	10.40		124,341		131,529	123,296
Eureka Moly LLC	—	20.00		240,123		85,349	43,520
AMCI (WA) PTY LTD	49	49.00		209,664		72,937	71,732
NCR LLC	—	29.40		53,940		46,391	46,608
KOREA LNG LTD.	2,400	20.00		135,205		46,557	42,229
Nickel Mining Company SAS	3,234,698	49.00		157,585		37,940	40,890
ZHEJIANG HUAYOU-POSCO ESM CO., LTD	134,400,000	40.00		22,423		22,356	22,147
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	10,200,000	34.00		9,517		15,128	15,181
PT. Wampu Electric Power(*1)	8,708,400	20.00		10,054		13,363	12,716
PT. Batutua Tembaga Raya	128,285	22.00		21,824		14,717	15
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		6,755	7,110
Others (26 companies)(*1)						121,048	105,006

						1,018,895	888,569

					￦	1,864,509	1,732,833

(*1)	As of December 31, 2019 and 2020, investments in associates amounting to ￦ 437,646 million and ￦ 410,573 million, respectively, are provided as collateral in relation to the associates’ borrowings.

Details of Investments in Joint Ventures
(c)	Details of investments in joint ventures as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2019		2020
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	11,568,000	60.00	￦	115,680	￦	182,648	153,457
Others (7 companies)						10,305	14,014

						192,953	167,471

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,235,682	1,418,056
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		376,410	353,725
KOBRASCO	2,010,719,185	50.00		32,950		115,641	54,400
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		88,935	91,270
DMSA/AMSA(*1,2)	—	4.27		406,556		12,189	31,104
CSP - Compania Siderurgica do Pecem	1,483,752,032	20.00		656,884		—	—
Others (10 companies)						41,436	27,390

						1,870,293	1,975,945

					￦	2,063,246	2,143,416

(*1)	As of December 31, 2019 and 2020, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.
(*2)
All of the shareholders of the joint venture entered into financial support agreement with lenders on behalf of the joint venture to extend the maturity of the loans granted to the joint venture by the lenders. However, the Company believes the shareholders’ financial support agreement is invalid and is currently in arbitration process for annulment. The Company’s obligation to provide financial support is currently on hold and may change depending on the result of the arbitration.

Changes in Investments in Associates and Joint Ventures
(d)	The changes of investments in associates and joint ventures for the years ended December 31, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)
Company	December 31, 2018 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2019 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	174,123	—	—	(976)	2,760	175,907
Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd)		161,477	—	—	(4,744)	4,547	161,280
SNNC		116,922	—	(1,450)	27,655	(525)	142,602
QSONE Co.,Ltd.		85,550	—	(950)	1,287	—	85,887
Chun-cheon Energy Co., Ltd		62,478	6,050	—	(11,849)	—	56,679
Western Inland highway CO.,LTD.		1,494	3,752	—	(167)	36	5,115
Nextrain Co., Ltd.		10	41,600	—	(163)	—	41,447
Keystone NO. 1. Private Equity Fund		11,183	8,723	—	(342)	(126)	19,438
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,382	—	—	442	—	17,824
Daesung Steel		15,644	—	—	(269)	—	15,375
PCC Amberstone Private Equity Fund 1		9,693	—	(723)	1,079	(479)	9,570
POSCO MITSUBISHI CARBON TECHNOLOGY		180,192	—	(16,369)	19,377	(552)	182,648
Others (62 companies)		143,578	27,221	(669)	(24,448)	(20,887)	124,795

		979,726	87,346	(20,161)	6,882	(15,226)	1,038,567

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		179,459	—	(24,267)	63,749	6,992	225,933
AES-VCM Mong Duong Power Company Limited		209,936	—	(18,099)	24,126	(37,071)	178,892
9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.)		126,885	—	(9,902)	9,912	4,634	131,529
Eureka Moly LLC		82,447	—	—	(25)	2,927	85,349
AMCI (WA) PTY LTD		71,086	—	—	(4,377)	6,228	72,937
NCR LLC		37,602	9,605	—	(822)	6	46,391
KOREA LNG LTD.		43,554	—	(13,404)	13,501	2,906	46,557
Nickel Mining Company SAS		41,712	—	—	(4,250)	478	37,940
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		—	22,423	—	61	(128)	22,356
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		14,796	—	—	10	322	15,128
PT. Wampu Electric Power		14,120	—	—	(1,247)	490	13,363
PT. Batutua Tembaga Raya		20,479	—	—	(6,209)	447	14,717
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,478	—	—	80	197	6,755
Roy Hill Holdings Pty Ltd		1,041,600	—	—	158,562	35,520	1,235,682
POSCO-NPS Niobium LLC		363,506	—	(24,933)	24,543	13,294	376,410
KOBRASCO		133,449	—	(74,716)	56,474	434	115,641
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		88,391	—	(1,574)	665	1,453	88,935
DMSA/AMSA		26,709	23,682	—	(40,415)	2,213	12,189
CSP - Compania Siderurgica do Pecem		24,832	35,352	—	(57,647)	(2,537)	—
Others (38 companies)		143,236	552	(19,430)	30,168	7,958	162,484

		2,670,277	91,614	(186,325)	266,859	46,763	2,889,188

	￦	3,650,003	178,960	(206,486)	273,741	31,537	3,927,755

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital due from translations of financial statements of foreign investees and others.

2)	For the year ended December 31, 2020

(in millions of Won)
Company	December 31, 2019 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2020 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	175,907	—	—	34	(2)	175,939
Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd)		161,280	—	—	(5,262)	(10,926)	145,092
SNNC		142,602	—	(2,901)	18,701	1,930	160,332
QSONE Co.,Ltd.		85,887	—	(1,140)	1,257	—	86,004
Chun-cheon Energy Co., Ltd		56,679	—	—	(33,173)	407	23,913
Western Inland highway CO.,LTD.		5,115	42,246	—	(2,294)	3	45,070
Nextrain Co., Ltd.		41,447	7,910	—	(2,786)	793	47,364
Keystone NO. 1. Private Equity Fund		19,438	—	—	(19,438)	—	—
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,824	—	—	(687)	—	17,137
Daesung Steel		15,375	—	—	(514)	2,129	16,990
PCC Amberstone Private Equity Fund 1		9,570	—	(715)	589	(214)	9,230
POSCO MITSUBISHI CARBON TECHNOLOGY		182,648	—	(19,401)	(9,794)	4	153,457
Others (65 companies)		124,795	27,718	(1,328)	(8,885)	(11,093)	131,207

		1,038,567	77,874	(25,485)	(62,252)	(16,969)	1,011,735

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		225,933	—	(56,760)	45,941	(15,772)	199,342
AES-VCM Mong Duong Power Company Limited		178,892	—	(16,053)	37,092	(41,154)	158,777
9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.)		131,529	—	(11,672)	10,963	(7,524)	123,296
Eureka Moly LLC		85,349	—	—	(39,801)	(2,028)	43,520
AMCI (WA) PTY LTD		72,937	—	—	(6,561)	5,356	71,732
NCR LLC		46,391	4,196	—	(1,452)	(2,527)	46,608
KOREA LNG LTD.		46,557	—	(7,755)	7,681	(4,254)	42,229
Nickel Mining Company SAS		37,940	—	—	1,473	1,477	40,890
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		22,356	—	—	(384)	175	22,147
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		15,128	—	—	(80)	133	15,181
PT. Wampu Electric Power		13,363	—	(559)	1,411	(1,499)	12,716
PT. Batutua Tembaga Raya		14,717	—	—	(14,883)	181	15
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,755	—	—	279	76	7,110
Roy Hill Holdings Pty Ltd		1,235,682	—	(113,985)	234,693	61,666	1,418,056
POSCO-NPS Niobium LLC		376,410	—	(11,244)	11,449	(22,890)	353,725
KOBRASCO		115,641	—	(37,922)	8,443	(31,762)	54,400
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		88,935	—	—	1,790	545	91,270
DMSA/AMSA		12,189	60,278	—	(33,305)	(8,058)	31,104
CSP - Compania Siderurgica do Pecem		—	62,711	—	(60,708)	(2,003)	—
Others (36 companies)		162,484	—	(12,114)	(8,492)	(9,482)	132,396

		2,889,188	127,185	(268,064)	195,549	(79,344)	2,864,514

	￦	3,927,755	205,059	(293,549)	133,297	(96,313)	3,876,249

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital due from translations of financial statements of foreign investees and others.

Summarized Financial Information of Associates and Joint Ventures
(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2019 and 2020 are as follows:

1)	December 31, 2019

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	516,659	786	515,873	—	7,479
Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd)		707,051	199,846	507,205	—	(5,294)
SNNC		677,508	357,843	319,665	738,977	63,269
QSONE Co.,Ltd.		250,364	78,589	171,775	17,591	2,576
Chun-cheon Energy Co., Ltd		610,089	492,620	117,469	313,438	(24,677)
Western Inland highway CO.,LTD.		21,980	5,165	16,815	—	(528)
Nextrain Co., Ltd.		136,203	7,322	128,881	—	(509)
Keystone NO. 1. Private Equity Fund		187,156	138,219	48,937	18,342	(887)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		53,019	22,971	30,048	17,824	1,497
Daesung Steel		164,708	108,441	56,267	85,537	(1,536)
PCC Amberstone Private Equity Fund 1		108,797	5	108,792	14,787	12,280
POSCO MITSUBISHI CARBON TECHNOLOGY		474,387	170,678	303,709	216,648	32,334
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,808,529	906,254	902,275	555,075	254,582
9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.)		1,276,857	1	1,276,856	—	95,306
KOREA LNG LTD.		232,935	147	232,788	69,577	67,507
Nickel Mining Company SAS		471,377	331,194	140,183	245,509	2,432
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		73,604	17,765	55,839	641	153
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		65,413	15,232	50,181	101,101	28
PT. Wampu Electric Power		222,266	158,451	63,815	18,163	(6,233)
PT. Batutua Tembaga Raya		423,608	392,226	31,382	112,568	(28,360)
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		61,847	33,989	27,858	77,371	327
Roy Hill Holdings Pty Ltd		11,143,705	5,718,152	5,425,553	5,037,471	1,660,577
POSCO-NPS Niobium LLC		752,617	—	752,617	—	47,521
KOBRASCO		268,139	36,857	231,282	167,022	112,949
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		969,280	637,478	331,802	1,145,794	1,704
DMSA/AMSA		5,703,501	4,202,704	1,500,797	638,797	(504,077)
CSP - Compania Siderurgica do Pecem		3,959,365	4,249,083	(289,718)	1,623,843	(465,853)

2)	December 31, 2020

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	473,415	575	472,840	—	8,534
Samcheok Blue Power Co.,Ltd. (Formerly, POSPower Co., Ltd)		1,169,343	700,266	469,077	—	(5,994)
SNNC		592,568	238,971	353,597	698,712	39,826
QSONE Co.,Ltd.		251,190	79,182	172,008	17,075	2,513
Chun-cheon Energy Co., Ltd		609,815	516,963	92,852	222,066	(24,617)
Western Inland highway CO.,LTD.		158,679	2,534	156,145	—	(1,714)
Nextrain Co., Ltd.		303,359	74,738	228,621	—	(2,636)
Keystone NO. 1. Private Equity Fund		178,848	132,123	46,725	16,586	(1,971)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		54,832	27,111	27,721	6,672	(2,326)
Daesung Steel		172,088	106,611	65,477	85,158	(2,930)
PCC Amberstone Private Equity Fund 1		104,933	5	104,928	12,280	6,694
POSCO MITSUBISHI CARBON TECHNOLOGY		446,067	190,289	255,778	112,173	(15,603)
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,515,828	719,745	796,083	458,806	183,465
AES-VCM Mong Duong Power Company Limited		1,599,095	1,086,440	512,655	336,174	121,644
9404-5515 Quebec Inc. (Formerly, 7623704 Canada Inc.)		1,197,702	3	1,197,699	—	105,411
KOREA LNG LTD.		211,497	353	211,144	40,086	38,370
Nickel Mining Company SAS		445,140	308,885	136,255	223,427	(8,353)
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		72,001	16,812	55,189	3,236	(1,086)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		71,805	21,486	50,319	104,537	(237)
PT. Wampu Electric Power		199,841	139,264	60,577	20,272	7,057
PT. Batutua Tembaga Raya		389,973	387,870	2,103	36,587	(29,714)
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		68,036	38,843	29,193	78,954	1,156
Roy Hill Holdings Pty Ltd		9,271,788	2,161,353	7,110,435	5,993,950	2,299,529
POSCO-NPS Niobium LLC		707,247	—	707,247	—	25,406
KOBRASCO		118,676	9,875	108,801	32,854	16,887
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		873,174	534,961	338,213	1,252,189	7,856
DMSA/AMSA		4,924,371	2,294,881	2,629,490	204,820	(772,396)
CSP - Compania Siderurgica do Pecem		2,800,437	3,650,509	(850,072)	1,403,457	(1,009,296)

Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method
(f)	Changes in accumulated losses of equity-accounted investees that were not recognized since the Company discontinues the use of the equity method for the year ended December 31, 2020 were as follows:

(in millions of Won)
Company	Beginning balance		Increase (decrease)	Ending balance
New Songdo International City Development, LLC	￦	279,435	(20,094)	259,341
Mokpo Deayang industrial Corporation		—	84	84
UITrans LRT Co., Ltd.		14,429	17,905	32,334
Clean Iksan Co., Ltd.		784	(70)	714
HYOCHUN Co.,Ltd.		2,727	778	3 ,505
Shinhan wind power generation		—	843	843
CSP - Compania Siderurgica do Pecem		27,478	141,259	168,737
KIRIN VIETNAM CO.,Ltd.		96	(29)	67
INKOTECH, INC.		—	341	341
POSTO-Poggenamp Electrical Steel Pvt, Ltd.		—	96	96